Segment Reporting	6 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

Segments

The Company is engaged in the operation of retail and wholesale of Japanese beauty and health products, as well as sundry products and other products and services. The Company’s operations are conducted in three reported segments: (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenue for each of these individual products and services.

Directly-operated physical stores segment includes physical stores in Japan, Hong Kong, the United States, and Canada. Online stores and services segment includes sales through the Company’s websites and various e-commerce marketplaces in Japan, China, and Korea, as well as services from advertising business through KOLs. Franchise stores and wholesale customers segments include franchise stores in Japan, Hong Kong, the United States and the United Kingdom, and wholesale customers in Japan and other countries including China, the United States, and Canada.

The Company measures the results of its segments using, among other measures, each segment’s revenue, merchandise costs, interest expenses, net, income tax benefit, net income, depreciation and amortization, capital expenditures, total assets as well as total liabilities, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment’s revenue and other measures, including any corporate overhead allocations, as determined by the information regularly reviewed by its CODM. When the measurement of a segment significantly changes, previous period amounts and balances are reclassified to be comparable to the current period’s presentation.

The following table presents the segment information for the six months ended September 30, 2024 and 2023, respectively:

	For the Six Months Ended September 30, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$6,942,549	$4,117,979	$86,942,937	$98,003,465
Merchandise costs	$4,901,590	$2,986,434	$77,969,997	$85,858,021
Interest expenses, net	$(58,360)	$(34,617)	$(730,859)	$(823,836)
Income tax benefit	$(39,144)	$(23,218)	$(490,208)	$(552,570)
Net income	$94,658	$56,147	$1,185,424	$1,336,229
Depreciation and amortization	$29,006	$17,205	$363,250	$409,461
Capital expenditures	$678,267	$-	$-	$678,267

	For the Six Months Ended September 30, 2023
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$11,618,183	$6,004,400	$56,541,566	$74,164,149
Merchandise costs	$9,921,992	$4,929,614	$49,854,993	$64,706,599
Interest expenses, net	$(156,028)	$(80,637)	$(759,332)	$(995,997)
Income tax benefit	$(55,837)	$(28,857)	$(271,741)	$(356,435)
Net income	$306,160	$158,226	$1,489,969	$1,954,355
Depreciation and amortization	$82,556	$42,666	$401,772	$526,994
Capital expenditures	$193,623	$3,136	$1,066	$197,825

	September 30, 2024	March 31, 2024
Total assets:
Directly-Operated Physical Stores	$11,197,330	$10,732,784
Online Stores and Services	11,015,371	4,323,971
Franchise Stores and Wholesale Customers	136,523,234	126,940,404
Total assets	$158,735,935	$141,997,159

Total liabilities:
Directly-Operated Physical Stores	$10,521,463	$12,841,698
Online Stores and Services	11,816,849	5,853,185
Franchise Stores and Wholesale Customers	97,142,336	87,259,492
Total liabilities	$119,480,648	$105,954,375

Disaggregated Revenue

The Company disaggregates its revenue by geographic areas, product categories, and distribution channels, which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. See Note 2 for the Company’s disaggregation of revenue for the six months ended September 30, 2024 and 2023.